Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	As at
	June 30,	December 31,
($ millions)	2018	2017
Long-term debt	21,696	20,864
Credit facility borrowings	1,051	671
Total long-term debt	22,747	21,535
Less: Deferred financing costs and debt discounts	(138)	(139)
Less: Current installments of long-term debt	(1,037)	(705)
	21,572	20,691

Schedule of Credit Facilities
Credit facilities are summarized below.

			As at
	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2018	2017
Total credit facilities	3,706	1,385	5,091	4,952
Credit facilities utilized:
Short-term borrowings (1)	(69)	—	(69)	(209)
Long-term debt (including current portion) (2)	(803)	(248)	(1,051)	(671)
Letters of credit outstanding	(69)	(59)	(128)	(129)
Credit facilities unutilized	2,765	1,078	3,843	3,943

(1)	The weighted average interest rate was approximately 3.0% (December 31, 2017 - 1.8%).

(2)	The current portion was $601 million (December 31, 2017 - $312 million). The weighted average interest rate was approximately 2.9% (December 31, 2017 - 2.5%).